UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (73.7%)
	Consumer Discretionary (12.9%)
	American Axle & Manufacturing, Inc.
4,678,000	6.625%, 10/15/22µ	$4,949,909
1,456,000	6.250%, 03/15/21^	1,538,810
2,551,000	Bon-Ton Department Stores, Inc.µ^* 8.000%, 06/15/21	2,633,907
	Brookfield Residential Properties, Inc.*
768,000	6.500%, 12/15/20	810,720
362,000	6.125%, 07/01/22	372,181
353,000	Brunswick Corp.* 4.625%, 05/15/21	342,631
300,000	Claire’s Stores, Inc.µ^* 7.750%, 06/01/20	303,938
1,103,000	Cogeco Cable, Inc.* 4.875%, 05/01/20	1,089,213
1,880,000	Continental Rubber of America Corp.µ* 4.500%, 09/15/19	1,929,350
6,032,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,393,920
	Dana Holding Corp.
6,348,000	6.750%, 02/15/21µ	6,824,100
1,412,000	5.375%, 09/15/21	1,417,295
	DISH Network Corp.µ
6,753,000	5.125%, 05/01/20*	6,664,367
5,738,000	7.875%, 09/01/19	6,552,079
4,325,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	4,438,531
	Goodyear Tire & Rubber Companyµ^
4,855,000	8.250%, 08/15/20	5,425,462
2,648,000	7.000%, 05/15/22	2,825,085
4,855,000	Hasbro, Inc.µ 6.600%, 07/15/28	5,255,950
2,330,000	Icahn Enterprises, LP* 6.000%, 08/01/20	2,327,087
	Jaguar Land Rover Automotive, PLCµ*
4,678,000	8.125%, 05/15/21	5,233,512
2,207,000	5.625%, 02/01/23	2,187,689
	L Brands, Inc.µ
2,648,000	7.600%, 07/15/37	2,699,305
883,000	6.950%, 03/01/33^	885,759
662,000	Lear Corp.µ* 4.750%, 01/15/23	651,243
2,758,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	2,985,535
353,000	Lynx I Corp.* 5.375%, 04/15/21	356,971
353,000	Lynx II Corp.µ^* 6.375%, 04/15/23	364,252
	Meritage Homes Corp.µ
2,560,000	7.000%, 04/01/22^	2,820,800
2,216,000	4.500%, 03/01/18	2,216,000
1,324,000	7.150%, 04/15/20	1,465,503
1,854,000	NCL Corp., Ltd. - Class Cµ^* 5.000%, 02/15/18	1,859,794
2,873,000	Netflix, Inc.µ^* 5.375%, 02/01/21	2,910,708

PRINCIPAL AMOUNT			VALUE

5,738,000		Outerwall, Inc.µ* 6.000%, 03/15/19	$5,838,415
1,050,000		Quiksilver, Inc.* 7.875%, 08/01/18	1,099,219
3,010,000		Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	3,299,712
		Ryland Group, Inc.µ
5,296,000		6.625%, 05/01/20	5,613,760
1,483,000		5.375%, 10/01/22	1,418,119
2,039,000		Sally Holdings, LLCµ 5.750%, 06/01/22	2,128,206
		Service Corp. Internationalµ
5,570,000		7.500%, 04/01/27	6,140,925
2,445,000		5.375%, 01/15/22^*	2,475,562
2,895,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	2,840,719
2,844,000		Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	2,762,235
3,707,000		Viking Cruises, Ltd.µ^* 8.500%, 10/15/22	4,091,601
234,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	245,408

			126,685,487

		Consumer Staples (3.6%)
574,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	624,943
3,619,000		Fidelity & Guaranty Life Holdings, Inc.µ* 6.375%, 04/01/21	3,686,856
5,804,000		JBS USA, LLCµ* 7.250%, 06/01/21	5,967,238
5,296,000		Land O’Lakes, Inc.µ* 6.000%, 11/15/22	5,494,600
		Post Holdings, Inc.µ
9,202,000		7.375%, 02/15/22^	9,903,652
424,000		7.375%, 02/15/22*	454,475
3,178,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,378,611
4,237,000		Sun Products Corp.* 7.750%, 03/15/21	4,332,333
1,765,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	1,854,353

			35,697,061

		Energy (16.2%)
18,537,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	3,232,210
3,294,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	3,518,404
2,648,000		Berry Petroleum Companyµ 6.375%, 09/15/22	2,694,340
6,576,000		Bristow Group, Inc.µ 6.250%, 10/15/22	6,917,130
2,869,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	2,903,069
		Calumet Specialty Products, LPµ
5,737,000		9.375%, 05/01/19	6,282,343
1,765,000		9.625%, 08/01/20	1,963,563
		Carrizo Oil & Gas, Inc.µ
4,943,000		8.625%, 10/15/18	5,406,406
4,325,000		7.500%, 09/15/20	4,541,250
3,319,000		Chesapeake Energy Corp.µ^ 5.375%, 06/15/21	3,331,446

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,474,000	Chesapeake Oilfield Finance, Inc. 6.625%, 11/15/19	$1,491,504
7,062,000	Cimarex Energy Companyµ 5.875%, 05/01/22	7,344,480
6,797,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	6,877,714
2,207,000	EPL Oil & Gas, Inc.µ^ 8.250%, 02/15/18	2,333,903
6,620,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	6,814,462
6,391,000	Gulfport Energy Corp.* 7.750%, 11/01/20	6,558,764
4,414,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	4,631,941
1,236,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	1,266,900
5,738,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	6,071,521
	Linn Energy, LLCµ
4,414,000	8.625%, 04/15/20	4,618,147
2,648,000	6.250%, 11/01/19*	2,492,430
1,765,000	7.750%, 02/01/21	1,785,959
883,000	6.500%, 05/15/19	859,269
	Oasis Petroleum, Inc.µ
4,113,000	6.500%, 11/01/21	4,367,492
1,324,000	6.875%, 01/15/23	1,415,853
2,269,000	Pacific Drilling, SA* 5.375%, 06/01/20	2,227,874
4,855,000	Parker Drilling Companyµ 9.125%, 04/01/18	5,213,056
2,456,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	2,704,670
4,105,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	4,448,794
5,738,000	Samson Investment Companyµ* 9.750%, 02/15/20	6,093,039
5,738,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,139,660
2,207,000	SESI, LLCµ 7.125%, 12/15/21	2,407,009
3,354,000	SM Energy Companyµ 6.500%, 11/15/21	3,586,684
3,884,000	Swift Energy Companyµ 8.875%, 01/15/20	4,090,338
	Tesoro Logistics, LP*
3,222,000	5.875%, 10/01/20µ	3,258,248
1,827,000	6.125%, 10/15/21	1,838,419
3,576,000	Trinidad Drilling, Ltd.µ^* 7.875%, 01/15/19	3,803,970
9,445,000	W&T Offshore, Inc.µ^ 8.500%, 06/15/19	10,005,797
2,745,000	Western Refining, Inc. 6.250%, 04/01/21	2,703,825

		158,241,883

	Financials (2.4%)
2,591,000	AON Corp.µ 8.205%, 01/01/27	3,221,507
1,960,000	iStar Financial, Inc.µ 4.875%, 07/01/18	1,920,800
4,281,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	4,334,512
2,286,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	2,283,143

PRINCIPAL AMOUNT		VALUE

5,738,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	$5,996,210
	Nuveen Investments, Inc.*
2,825,000	9.500%, 10/15/20µ^	2,844,422
2,825,000	9.125%, 10/15/17	2,856,781

		23,457,375

	Health Care (7.6%)
3,266,000	Alere, Inc.* 6.500%, 06/15/20	3,345,609
11,122,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	11,407,001
6,117,000	DaVita HealthCare Partners, Inc.µ 6.625%, 11/01/20	6,552,836
	Endo Health Solutions, Inc.µ
5,914,000	7.000%, 12/15/20	6,228,181
1,324,000	7.000%, 07/15/19	1,395,165
	HCA Holdings, Inc.µ
8,562,000	7.750%, 05/15/21	9,348,634
1,876,000	6.250%, 02/15/21	1,951,040
1,765,000	HCA, Inc.µ 5.875%, 05/01/23	1,802,506
7,949,000	Hologic, Inc.µ 6.250%, 08/01/20	8,465,685
5,296,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,617,070
6,047,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	6,062,118
	Valeant Pharmaceuticals International, Inc.µ*
6,620,000	7.000%, 10/01/20	7,062,713
2,030,000	7.250%, 07/15/22	2,170,831
	VPII Escrow Corp.*
1,765,000	7.500%, 07/15/21	1,905,097
971,000	6.750%, 08/15/18	1,029,260

		74,343,746

	Industrials (10.5%)
4,634,000	ACCO Brands Corp.µ 6.750%, 04/30/20	4,761,435
8,386,000	Belden, Inc.µ^* 5.500%, 09/01/22	8,317,864
2,825,000	Bombardier, Inc.µ* 6.125%, 01/15/23	2,890,328
2,538,000	Clean Harbors, Inc.µ^ 5.125%, 06/01/21	2,601,450
	Deluxe Corp.
6,179,000	6.000%, 11/15/20	6,449,331
5,296,000	7.000%, 03/15/19µ^	5,666,720
2,842,000	Digitalglobe, Inc.µ* 5.250%, 02/01/21	2,707,005
5,497,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	5,847,434
5,120,000	Edgen Murray Corp.µ* 8.750%, 11/01/20	5,155,200
3,543,000	General Cable Corp.µ* 5.750%, 10/01/22	3,485,426
2,803,000	GrafTech International, Ltd.* 6.375%, 11/15/20	2,822,271
4,908,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	5,282,235
3,089,000	Manitowoc Company, Inc.µ^ 8.500%, 11/01/20	3,480,917
1,430,000	Meritor, Inc.µ^ 6.750%, 06/15/21	1,423,744

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,966,000	Navistar International Corp.µ^ 8.250%, 11/01/21	$3,030,881
	Nortek, Inc.
927,000	8.500%, 04/15/21*	1,007,533
754,000	8.500%, 04/15/21µ^	828,458
6,828,000	Rexel, SAµ^* 6.125%, 12/15/19	7,126,725
3,116,000	RR Donnelley & Sons Companyµ^ 7.875%, 03/15/21	3,359,437
	Terex Corp.µ
4,820,000	6.000%, 05/15/21	4,964,600
459,000	6.500%, 04/01/20	483,671
1,192,000	Titan International, Inc.µ^* 7.875%, 10/01/17	1,267,245
	TransDigm Group, Inc.
2,339,000	5.500%, 10/15/20*	2,283,449
1,724,000	7.750%, 12/15/18µ	1,840,370
2,154,000	Triumph Group, Inc. 4.875%, 04/01/21	2,158,039
2,295,000	United Continental Holdings, Inc.µ^ 6.375%, 06/01/18	2,333,728
	United Rentals North America, Inc.µ
5,738,000	7.625%, 04/15/22	6,430,146
4,855,000	6.125%, 06/15/23	5,046,166

		103,051,808

	Information Technology (10.0%)
	Amkor Technology, Inc.
4,855,000	7.375%, 05/01/18µ^	5,094,716
2,594,000	6.625%, 06/01/21µ	2,619,940
1,765,000	6.375%, 10/01/22*	1,763,897
1,509,000	6.375%, 10/01/22µ	1,508,057
2,516,000	Audatex North America, Inc.µ* 6.000%, 06/15/21	2,583,617
2,030,000	Equinix, Inc.µ 5.375%, 04/01/23	2,022,388
7,062,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	7,679,925
6,444,000	iGATE Corp.µ 9.000%, 05/01/16	6,963,547
7,062,000	J2 Global, Inc.µ 8.000%, 08/01/20	7,626,960
7,836,000	Lender Processing Services, Inc.µ 5.750%, 04/15/23	8,423,700
2,976,000	Magnachip Semiconductor, Inc.µ* 6.625%, 07/15/21	2,974,140
9,763,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	9,573,842
	NXP BV*
2,472,000	5.750%, 03/15/23	2,524,530
1,765,000	5.750%, 02/15/21µ^	1,822,363
7,044,000	Sanmina Corp.µ* 7.000%, 05/15/19	7,431,420
	Seagate Technology, PLC
5,076,000	7.000%, 11/01/21	5,548,702
3,531,000	4.750%, 06/01/23µ^*	3,372,105
2,004,000	6.875%, 05/01/20µ^	2,191,875
4,471,000	Sungard Data Systems, Inc. 6.625%, 11/01/19	4,649,840
3,443,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,679,706
5,296,000	Viasystems, Inc.µ* 7.875%, 05/01/19	5,670,030

PRINCIPAL AMOUNT		VALUE

1,825,000	WEX, Inc.µ* 4.750%, 02/01/23	$1,733,750

		97,459,050

	Materials (5.7%)
1,236,000	Ardagh Packaging Finance, PLCµ^* 7.000%, 11/15/20	1,226,730
7,944,000	FMG Resourcesµ^* 8.250%, 11/01/19	8,430,570
	FQM (Akubra), Inc.*
5,296,000	8.750%, 06/01/20µ^	5,560,800
1,677,000	7.500%, 06/01/21	1,682,241
6,073,000	Greif, Inc.µ 7.750%, 08/01/19	6,968,767
2,472,000	INEOS Group Holdings, SAµ^* 6.125%, 08/15/18	2,419,470
	New Gold, Inc.µ*
4,855,000	7.000%, 04/15/20	4,952,100
1,315,000	6.250%, 11/15/22	1,251,716
1,474,000	Nova Chemicals Corp.µ^* 5.250%, 08/01/23	1,485,055
2,339,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,314,148
	Sealed Air Corp.µ*
2,021,000	8.125%, 09/15/19	2,255,941
2,004,000	6.500%, 12/01/20	2,150,542
1,148,000	5.250%, 04/01/23	1,120,018
	Steel Dynamics, Inc.*
2,659,000	6.125%, 08/15/19	2,823,526
1,174,000	5.250%, 04/15/23µ	1,160,793
1,103,000	6.375%, 08/15/22	1,165,733
5,649,000	Trinseo Op/ Trinseo Finance, Inc.µ^* 8.750%, 02/01/19	5,620,755
2,745,000	United States Steel Corp.µ^ 6.875%, 04/01/21	2,724,412

		55,313,317

	Telecommunication Services (2.5%)
3,332,000	Brightstar Corp.* 7.250%, 08/01/18	3,315,340
2,837,000	Frontier Communications Corp.µ 7.625%, 04/15/24	2,881,328
	Intelsat, SA*
5,596,000	7.750%, 06/01/21	5,907,277
406,000	8.125%, 06/01/23	437,719
	MetroPCS Wireless, Inc.µ*
8,333,000	6.625%, 04/01/23	8,536,117
1,103,000	6.250%, 04/01/21	1,130,575
2,339,000	SBA Communications Corp. 5.625%, 10/01/19	2,372,623

		24,580,979

	Utilities (2.3%)
3,575,000	AES Corp.µ 7.375%, 07/01/21	4,057,625
8,165,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,756,962
	Calpine Corp.µ*
4,171,000	7.875%, 07/31/20	4,548,997
2,979,000	7.875%, 01/15/23	3,258,281

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,303,000	7.500%, 02/15/21	$1,402,354

		22,024,219

	TOTAL CORPORATE BONDS (Cost $697,318,288)	720,854,925

CONVERTIBLE BONDS (32.8%)
	Consumer Discretionary (8.2%)
	Iconix Brand Group, Inc.
6,400,000	1.500%, 03/15/18*	7,744,576
241,000	2.500%, 06/01/16	294,264
	Jarden Corp.µ*
6,800,000	1.500%, 06/15/19	6,964,594
5,817,000	1.875%, 09/15/18^	6,873,542
2,650,000	KB Homeµ 1.375%, 02/01/19	2,710,566
19,150,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ^*§ 0.750%, 03/30/43	21,657,980
10,919,000	MGM Resorts Internationalµ 4.250%, 04/15/15	12,800,999
6,552,000	Priceline.com, Inc.µ 1.000%, 03/15/18	7,851,491
3,100,000	Ryland Group, Inc.µ^ 0.250%, 06/01/19	2,860,742
3,200,000	Shutterfly, Inc.* 0.250%, 05/15/18	3,448,448
5,600,000	Standard Pacific Corp.µ 1.250%, 08/01/32	7,044,996

		80,252,198

	Energy (2.5%)
11,000,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	9,728,180
5,500,000	Exterran Holdings, Inc.µ 4.250%, 06/15/14	7,824,932
6,200,000	Hornbeck Offshore Services, Inc.µ‡ 1.625%, 11/15/26	7,092,397

		24,645,509

	Financials (4.3%)
8,300,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	11,873,814
	Ares Capital Corp.µ
8,200,000	4.750%, 01/15/18*	8,510,698
4,500,000	5.750%, 02/01/16	4,904,280
4,000,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	3,715,560
1,382,000	Jefferies Group, Inc. 3.875%, 11/01/29	1,464,761
5,500,000	ProLogis, LPµ^ 3.250%, 03/15/15	6,378,542
4,600,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	4,868,548

		41,716,203

	Health Care (5.3%)
5,400,000	Hologic, Inc.µ‡ 2.000%, 12/15/37	6,401,079
2,500,000	Illumina, Inc.* 0.250%, 03/15/16	2,835,463

PRINCIPAL AMOUNT		VALUE

2,000,000	Medicines Companyµ* 1.375%, 06/01/17	$2,544,310
2,650,000	Merrimack Pharmaceuticals, Inc.µ^ 4.500%, 07/15/20	2,748,540
6,494,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	7,145,673
6,200,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	8,001,379
3,200,000	Vivus, Inc.µ* 4.500%, 05/01/20	3,694,384
14,400,000	WellPoint, Inc.µ^* 2.750%, 10/15/42	18,854,856

		52,225,684

	Industrials (3.1%)
4,468,000	Air Lease Corp. 3.875%, 12/01/18	5,621,950
8,700,000	Alliant Techsystems, Inc.µ 3.000%, 08/15/24	10,971,005
11,700,000	Trinity Industries, Inc.µ^ 3.875%, 06/01/36	13,646,295

		30,239,250

	Information Technology (8.1%)
7,200,000	Concur Technologies, Inc.* 0.500%, 06/15/18	7,543,548
3,850,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	4,115,457
2,700,000	Ixiaµ 3.000%, 12/15/15	2,977,182
11,000,000	Mentor Graphics Corp.µ 4.000%, 04/01/31	13,519,770
7,200,000	Netsuite, Inc.* 0.250%, 06/01/18	7,533,324
2,200,000	Nuance Communications, Inc.µ^ 2.750%, 08/15/27	2,542,958
4,100,000	Salesforce.com, Inc.µ* 0.250%, 04/01/18	4,088,623
16,400,000	SanDisk Corp.µ 1.500%, 08/15/17	20,691,142
7,500,000	Take-Two Interactive Software, Inc. 1.000%, 07/01/18	7,903,725
	Workday, Inc.*
3,850,000	1.500%, 07/15/20	4,059,171
3,850,000	0.750%, 07/15/18	4,057,149

		79,032,049

	Materials (1.3%)
2,700,000	Glencore Finance Europe, SA 5.000%, 12/31/14	2,957,434
	RTI International Metals, Inc.
3,200,000	1.625%, 10/15/19µ	3,264,528
2,900,000	3.000%, 12/01/15	3,276,043
2,900,000	Steel Dynamics, Inc.µ 5.125%, 06/15/14	3,145,152

		12,643,157

	TOTAL CONVERTIBLE BONDS (Cost $302,414,825)	320,754,050

U.S. GOVERNMENT AND AGENCY SECURITIES (0.3%)
	United States Treasury Note~
1,589,000	1.750%, 01/31/14	1,602,221

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,059,000	0.125%, 08/31/13	$1,059,083

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $2,660,387)	2,661,304

SYNTHETIC CONVERTIBLE SECURITIES (11.5%)
Corporate Bonds (9.8%)
	Consumer Discretionary (1.7%)
	American Axle & Manufacturing, Inc.µ
622,000	6.625%, 10/15/22	658,154
194,000	6.250%, 03/15/21^	205,034
339,000	Bon-Ton Department Stores, Inc.µ^* 8.000%, 06/15/21	350,017
	Brookfield Residential Properties, Inc.*
102,000	6.500%, 12/15/20	107,674
48,000	6.125%, 07/01/22	49,350
47,000	Brunswick Corp.* 4.625%, 05/15/21	45,619
40,000	Claire’s Stores, Inc.µ^* 7.750%, 06/01/20	40,525
147,000	Cogeco Cable, Inc.* 4.875%, 05/01/20	145,163
250,000	Continental Rubber of America Corp.µ* 4.500%, 09/15/19	256,563
801,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	849,060
	Dana Holding Corp.
844,000	6.750%, 02/15/21µ	907,300
188,000	5.375%, 09/15/21	188,705
	DISH Network Corp.µ
897,000	5.125%, 05/01/20*	885,227
762,000	7.875%, 09/01/19	870,109
575,000	Dufry Finance, SCAµ* 5.500%, 10/15/20	590,094
	Goodyear Tire & Rubber Companyµ^
645,000	8.250%, 08/15/20	720,787
352,000	7.000%, 05/15/22	375,540
645,000	Hasbro, Inc.µ 6.600%, 07/15/28	698,267
310,000	Icahn Enterprises, LP* 6.000%, 08/01/20	309,613
	Jaguar Land Rover Automotive, PLCµ*
622,000	8.125%, 05/15/21	695,862
293,000	5.625%, 02/01/23	290,436
	L Brands, Inc.µ
352,000	7.600%, 07/15/37	358,820
117,000	6.950%, 03/01/33^	117,366
88,000	Lear Corp.µ* 4.750%, 01/15/23	86,570
367,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	397,277
47,000	Lynx I Corp.* 5.375%, 04/15/21	47,529
47,000	Lynx II Corp.µ^* 6.375%, 04/15/23	48,498
	Meritage Homes Corp.µ
340,000	7.000%, 04/01/22^	374,637
294,000	4.500%, 03/01/18	294,000

PRINCIPAL AMOUNT			VALUE

176,000		7.150%, 04/15/20	$194,810
246,000		NCL Corp., Ltd. - Class Cµ^* 5.000%, 02/15/18	246,769
382,000		Netflix, Inc.µ^* 5.375%, 02/01/21	387,014
762,000		Outerwall, Inc.µ* 6.000%, 03/15/19	775,335
140,000		Quiksilver, Inc.* 7.875%, 08/01/18	146,563
400,000		Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	438,500
		Ryland Group, Inc.µ
704,000		6.625%, 05/01/20	746,240
197,000		5.375%, 10/01/22	188,381
271,000		Sally Holdings, LLCµ 5.750%, 06/01/22	282,856
		Service Corp. Internationalµ
740,000		7.500%, 04/01/27	815,850
325,000		5.375%, 01/15/22^*	329,063
385,000		Six Flags Entertainment Corp.µ* 5.250%, 01/15/21	377,781
378,000		Taylor Morrison Communities, Inc.µ* 5.250%, 04/15/21	367,132
493,000		Viking Cruises, Ltd.µ^* 8.500%, 10/15/22	544,149
31,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	32,511

			16,836,750

		Consumer Staples (0.5%)
76,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	82,745
481,000		Fidelity & Guaranty Life Holdings, Inc.µ* 6.375%, 04/01/21	490,019
771,000		JBS USA, LLCµ* 7.250%, 06/01/21	792,684
704,000		Land O’ Lakes, Inc.µ* 6.000%, 11/15/22	730,400
		Post Holdings, Inc.µ
1,223,000		7.375%, 02/15/22^	1,316,254
56,000		7.375%, 02/15/22*	60,025
422,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	448,639
563,000		Sun Products Corp.* 7.750%, 03/15/21	575,667
235,000		Wells Enterprises, Inc.µ* 6.750%, 02/01/20	246,897

			4,743,330

		Energy (2.2%)
2,463,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	429,462
438,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	467,839
352,000		Berry Petroleum Companyµ 6.375%, 09/15/22	358,160
874,000		Bristow Group, Inc.µ 6.250%, 10/15/22	919,339
381,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	385,524
		Calumet Specialty Products, LPµ
763,000		9.375%, 05/01/19	835,529
235,000		9.625%, 08/01/20	261,437

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Carrizo Oil & Gas, Inc.µ
657,000	8.625%, 10/15/18	$718,594
575,000	7.500%, 09/15/20	603,750
441,000	Chesapeake Energy Corp.µ^ 5.375%, 06/15/21	442,654
196,000	Chesapeake Oilfield Finance, Inc. 6.625%, 11/15/19	198,328
938,000	Cimarex Energy Companyµ 5.875%, 05/01/22	975,520
903,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	913,723
293,000	EPL OIl & Gas, Inc.µ^ 8.250%, 02/15/18	309,847
880,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	905,850
849,000	Gulfport Energy Corp.* 7.750%, 11/01/20	871,286
586,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	614,934
164,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	168,100
762,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	806,291
	Linn Energy, LLCµ
586,000	8.625%, 04/15/20	613,102
352,000	6.250%, 11/01/19*	331,320
235,000	7.750%, 02/01/21	237,791
117,000	6.500%, 05/15/19	113,856
	Oasis Petroleum, Inc.µ
547,000	6.500%, 11/01/21	580,846
176,000	6.875%, 01/15/23	188,210
301,000	Pacific Drilling, SA* 5.375%, 06/01/20	295,544
645,000	Parker Drilling Companyµ 9.125%, 04/01/18	692,569
326,000	Petroleum Geo-Services, ASAµ* 7.375%, 12/15/18	359,007
545,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	590,644
762,000	Samson Investment Companyµ* 9.750%, 02/15/20	809,149
762,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	815,340
293,000	SESI, LLCµ 7.125%, 12/15/21	319,553
446,000	SM Energy Companyµ 6.500%, 11/15/21	476,941
516,000	Swift Energy Companyµ 8.875%, 01/15/20	543,412
	Tesoro Logistics, LP*
428,000	5.875%, 10/01/20µ	432,815
243,000	6.125%, 10/15/21	244,519
475,000	Trinidad Drilling, Ltd.µ^* 7.875%, 01/15/19	505,281
1,255,000	W&T Offshore, Inc.µ^ 8.500%, 06/15/19	1,329,516
365,000	Western Refining, Inc. 6.250%, 04/01/21	359,525

		21,025,107

	Financials (0.3%)
344,000	AON Corp.µ 8.205%, 01/01/27	427,711
260,000	iStar Financial, Inc.µ 4.875%, 07/01/18	254,800

PRINCIPAL AMOUNT		VALUE

569,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	$576,112
304,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	303,620
762,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	796,290
	Nuveen Investments, Inc.*
375,000	9.500%, 10/15/20µ^	377,578
375,000	9.125%, 10/15/17	379,219

		3,115,330

	Health Care (1.0%)
434,000	Alere, Inc.* 6.500%, 06/15/20	444,579
1,478,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,515,874
813,000	DaVita HealthCare Partners, Inc.µ 6.625%, 11/01/20	870,926
	Endo Health Solutions, Inc.µ
786,000	7.000%, 12/15/20	827,756
176,000	7.000%, 07/15/19	185,460
	HCA Holdings, Inc.µ
1,138,000	7.750%, 05/15/21	1,242,554
249,000	6.250%, 02/15/21	258,960
235,000	HCA, Inc.µ 5.875%, 05/01/23	239,994
1,056,000	Hologic, Inc.µ 6.250%, 08/01/20	1,124,640
704,000	Teleflex, Inc.µ 6.875%, 06/01/19	746,680
803,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	805,007
	Valeant Pharmaceuticals International, Inc.µ*
880,000	7.000%, 10/01/20	938,850
270,000	7.250%, 07/15/22	288,731
	VPII Escrow Corp.*
235,000	7.500%, 07/15/21	253,653
129,000	6.750%, 08/15/18	136,740

		9,880,404

	Industrials (1.4%)
616,000	ACCO Brands Corp.µ 6.750%, 04/30/20	632,940
1,114,000	Belden, Inc.µ^* 5.500%, 09/01/22	1,104,949
375,000	Bombardier, Inc.µ* 6.125%, 01/15/23	383,672
337,000	Clean Harbors, Inc.µ^ 5.125%, 06/01/21	345,425
	Deluxe Corp.
821,000	6.000%, 11/15/20	856,919
704,000	7.000%, 03/15/19µ^	753,280
378,000	Digitalglobe, Inc.µ* 5.250%, 02/01/21	360,045
731,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	777,601
680,000	Edgen Murray Corp.µ* 8.750%, 11/01/20	684,675
471,000	General Cable Corp.µ* 5.750%, 10/01/22	463,346
372,000	GrafTech International, Ltd.* 6.375%, 11/15/20	374,557
652,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	701,715

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

411,000	Manitowoc Company, Inc.µ^ 8.500%, 11/01/20	$463,145
190,000	Meritor, Inc.µ^ 6.750%, 06/15/21	189,169
394,000	Navistar International Corp.µ^ 8.250%, 11/01/21	402,619
	Nortek, Inc.
123,000	8.500%, 04/15/21*	133,686
100,000	8.500%, 04/15/21µ^	109,875
907,000	Rexel, SAµ^* 6.125%, 12/15/19	946,681
414,000	RR Donnelley & Sons Companyµ^ 7.875%, 03/15/21	446,344
	Terex Corp.µ
640,000	6.000%, 05/15/21	659,200
61,000	6.500%, 04/01/20	64,279
158,000	Titan International, Inc.µ^* 7.875%, 10/01/17	167,974
	TransDigm Group, Inc.
311,000	5.500%, 10/15/20*	303,614
229,000	7.750%, 12/15/18µ	244,457
286,000	Triumph Group, Inc. 4.875%, 04/01/21	286,536
305,000	United Continental Holdings, Inc.µ^ 6.375%, 06/01/18	310,147
	United Rentals North America, Inc.µ
762,000	7.625%, 04/15/22	853,916
645,000	6.125%, 06/15/23	670,397

		13,691,163

	Information Technology (1.3%)
	Amkor Technology, Inc.
645,000	7.375%, 05/01/18µ^	676,847
345,000	6.625%, 06/01/21µ	348,450
235,000	6.375%, 10/01/22*	234,853
201,000	6.375%, 10/01/22µ	200,874
334,000	Audatex North America, Inc.µ* 6.000%, 06/15/21	342,976
270,000	Equinix, Inc.µ 5.375%, 04/01/23	268,988
938,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	1,020,075
856,000	iGATE Corp.µ 9.000%, 05/01/16	925,015
938,000	J2 Global, Inc.µ 8.000%, 08/01/20	1,013,040
1,041,000	Lender Processing Services, Inc.µ 5.750%, 04/15/23	1,119,075
396,000	Magnachip Semiconductor, Inc.µ* 6.625%, 07/15/21	395,752
1,297,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	1,271,871
	NXP BV*
328,000	5.750%, 03/15/23	334,970
235,000	5.750%, 02/15/21µ^	242,638
936,000	Sanmina Corp.µ* 7.000%, 05/15/19	987,480
	Seagate Technology, PLC
674,000	7.000%, 11/01/21	736,766
469,000	4.750%, 06/01/23µ^*	447,895
266,000	6.875%, 05/01/20µ^	290,937
594,000	Sungard Data Systems, Inc. 6.625%, 11/01/19	617,760

PRINCIPAL AMOUNT		VALUE

457,000	ViaSat, Inc.µ 6.875%, 06/15/20	$488,419
704,000	Viasystems, Inc.µ* 7.875%, 05/01/19	753,720
242,000	WEX, Inc.µ* 4.750%, 02/01/23	229,900

		12,948,301

	Materials (0.8%)
164,000	Ardagh Packaging Finance, PLCµ^* 7.000%, 11/15/20	162,770
1,056,000	FMG Resourcesµ^* 8.250%, 11/01/19	1,120,680
	FQM (Akubra), Inc.*
704,000	8.750%, 06/01/20µ^	739,200
223,000	7.500%, 06/01/21	223,697
807,000	Greif, Inc.µ 7.750%, 08/01/19	926,032
328,000	INEOS Group Holdings, SAµ^* 6.125%, 08/15/18	321,030
	New Gold, Inc.µ*
645,000	7.000%, 04/15/20	657,900
175,000	6.250%, 11/15/22	166,578
196,000	Nova Chemicals Corp.µ^* 5.250%, 08/01/23	197,470
311,000	PH Glatfelter Companyµ 5.375%, 10/15/20	307,696
	Sealed Air Corp.µ*
269,000	8.125%, 09/15/19	300,271
266,000	6.500%, 12/01/20	285,451
152,000	5.250%, 04/01/23	148,295
	Steel Dynamics, Inc.*
353,000	6.125%, 08/15/19	374,842
156,000	5.250%, 04/15/23µ	154,245
147,000	6.375%, 08/15/22	155,361
751,000	Trinseo Op/ Trinseo Finance, Inc.µ^* 8.750%, 02/01/19	747,245
365,000	United States Steel Corp.µ^ 6.875%, 04/01/21	362,263

		7,351,026

	Telecommunication Services (0.3%)
443,000	Brightstar Corp.* 7.250%, 08/01/18	440,785
377,000	Frontier Communications Corp.µ 7.625%, 04/15/24	382,890
	Intelsat, SA*
744,000	7.750%, 06/01/21	785,385
54,000	8.125%, 06/01/23	58,219
	MetroPCS Wireless, Inc.µ*
1,107,000	6.625%, 04/01/23	1,133,983
147,000	6.250%, 04/01/21	150,675
311,000	SBA Communications Corp. 5.625%, 10/01/19	315,471

		3,267,408

	Utilities (0.3%)
475,000	AES Corp.µ 7.375%, 07/01/21	539,125
1,085,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,163,663
	Calpine Corp.µ*
554,000	7.875%, 07/31/20	604,206
396,000	7.875%, 01/15/23	433,125

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

173,000	7.500%, 02/15/21	$186,191

		2,926,310

	TOTAL CORPORATE BONDS	95,785,129

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note~
211,000	1.750%, 01/31/14	212,755
141,000	0.125%, 08/31/13	141,011

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	353,766

NUMBER OF CONTRACTS		VALUE
Purchased Options (1.7%)#
	Consumer Discretionary (0.5%)
	Amazon.com, Inc.
370	Call, 01/18/14, Strike $260.00	1,831,500
180	Call, 01/18/14, Strike $250.00	1,035,900
1,560	Las Vegas Sands Corp. Call, 01/17/15, Strike $55.00	1,197,300
1,990	Lennar Corp. Call, 01/17/15, Strike $37.00	1,069,625

		5,134,325

	Financials (0.2%)
3,100	Citigroup, Inc. Call, 01/18/14, Strike $50.00	1,503,500

	Health Care (0.7%)
	Gilead Sciences, Inc.
1,500	Call, 01/17/15, Strike $60.00	1,578,750
1,400	Call, 01/18/14, Strike $36.25	3,559,500
215	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	1,749,025

		6,887,275

	Information Technology (0.3%)
360	Apple, Inc. Call, 01/18/14, Strike $545.00	175,500
1,500	eBay, Inc. Call, 01/18/14, Strike $40.00	1,863,750
1,940	Salesforce.com, Inc. Call, 01/18/14, Strike $38.75	1,401,650

		3,440,900

	TOTAL PURCHASED OPTIONS	16,966,000

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $108,022,806)	113,104,895

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (18.8%)
	Consumer Discretionary (2.4%)
465,274	General Motors Companyµ^ 4.750%	23,235,784

NUMBER OF SHARES		VALUE

	Consumer Staples (0.7%)
62,000	Bunge, Ltd. 4.875%	$6,556,500

	Energy (2.9%)
	Chesapeake Energy Corp.*
16,551	5.750%	17,750,947
9,415	5.750%	10,376,507

		28,127,454

	Financials (4.4%)
310,000	Affiliated Managers Group, Inc.µ 5.150%	17,863,750
168,000	MetLife, Inc.µ 5.000%	9,586,080
8,100	Wells Fargo & Companyµ 7.500%	9,420,300
116,667	Weyerhaeuser Companyµ^ 6.375%	6,057,934

		42,928,064

	Industrials (5.8%)
65,800	Genesee & Wyoming, Inc. 5.000%	8,191,442
102,760	Stanley Black & Decker, Inc.µ^ 4.750%	13,902,400
550,000	United Technologies Corp.µ^ 7.500%	35,271,500

		57,365,342

	Telecommunication Services (1.1%)
181,000	Intelsat, SA 5.750%	10,684,430

	Utilities (1.5%)
250,000	NextEra Energy, Inc. 5.599%	14,700,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $165,540,313)	183,597,574

COMMON STOCKS (0.7%)
	Financials (0.7%)
17,300	American International Group, Inc.µ#	787,323
118,574	MetLife, Inc.µ	5,741,353

	TOTAL COMMON STOCKS (Cost $4,940,433)	6,528,676

SHORT TERM INVESTMENT (2.3%)
23,058,465	Fidelity Prime Money Market Fund - Institutional Class (Cost $23,058,465)	23,058,465

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

VALUE
TOTAL INVESTMENTS (140.1%) (Cost $1,303,955,517)	$1,370,559,889

LIABILITIES, LESS OTHER ASSETS (-40.1%)	(392,293,651)

NET ASSETS (100.0%)	$978,266,238

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $906,581,808. $186,766,982 of the collateral has been re-registered by the counterparty, BNP (see Note 3 — Borrowings).
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for . The aggregate value of such securities is $2,959,613.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.430% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(1,862,873)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	68,000,000	(344,295)

					$(2,207,168)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:

Cost basis of investments	$1,331,480,652

Gross unrealized appreciation	71,652,765
Gross unrealized depreciation	(32,573,528)

Net unrealized appreciation (depreciation)	$39,079,237

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $200.0 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $200.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2013, the average borrowings under the Agreements were $271.2 million. For the period ended July 31, 2013, the average interest rate was 0.95%. As of July 31, 2013, the amount of total outstanding borrowings was $271.2 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2013 was 0.92%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2013, the Fund used approximately $123.8 million of its cash collateral to offset the SSB Agreement, representing 9.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$720,854,925	$—	$720,854,925
Convertible Bonds		320,754,050		320,754,050
U.S. Government and Agency Securities		2,661,304		2,661,304
Synthetic Convertible Securities (Corporate Bonds)		95,785,129		95,785,129
Synthetic Convertible Securities (U.S. Government and Agency Securities)		353,766		353,766
Synthetic Convertible Securities (Purchased Options)	16,966,000			16,966,000
Convertible Preferred Stocks	110,291,936	73,305,638		183,597,574
Common Stocks	6,528,676			6,528,676
Short Term Investment	23,058,465			23,058,465

Total	$156,845,077	$1,213,714,812	$—	$1,370,559,889

Liabilities:
Interest Rate Swaps	$—	$2,207,168	$—	$2,207,168

Total	$—	$2,207,168	$—	$2,207,168

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2013